Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	1.168%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,861,876.20

Principal:
Principal Collections	$17,871,550.45
Prepayments in Full	$8,350,495.31
Liquidation Proceeds	$575,442.08
Recoveries	$29,205.29
Sub Total	$26,826,693.13
Collections	$28,688,569.33

Purchase Amounts:
Purchase Amounts Related to Principal	$80,576.67
Purchase Amounts Related to Interest	$262.60
Sub Total	$80,839.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,769,408.60

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,769,408.60
Servicing Fee	$625,775.84	$625,775.84	$0.00	$0.00	$28,143,632.76
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,143,632.76
Interest - Class A-2a Notes	$104,854.24	$104,854.24	$0.00	$0.00	$28,038,778.52
Interest - Class A-2b Notes	$86,225.20	$86,225.20	$0.00	$0.00	$27,952,553.32
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$27,599,029.99
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$27,461,989.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,461,989.99
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$27,410,935.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,410,935.66
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$27,372,519.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,372,519.41
Regular Principal Payment	$24,683,149.43	$24,683,149.43	$0.00	$0.00	$2,689,369.98
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,689,369.98
Residual Released to Depositor	$0.00	$2,689,369.98	$0.00	$0.00	$0.00
Total		$28,769,408.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,683,149.43
Total					$24,683,149.43

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,595,785.97	$67.98	$104,854.24	$0.52	$13,700,640.21	$68.50
Class A-2b Notes	$11,087,363.46	$67.98	$86,225.20	$0.53	$11,173,588.66	$68.51
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$24,683,149.43	$23.45	$771,113.35	$0.73	$25,454,262.78	$24.18

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$112,343,826.93	0.5617191	$98,748,040.96	0.4937402
Class A-2b Notes	$91,616,390.85	0.5617191	$80,529,027.39	0.4937402
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$664,570,217.78	0.6313546	$639,887,068.35	0.6079052

Pool Information
Weighted Average APR	2.848%	2.836%
Weighted Average Remaining Term	47.64	46.79
Number of Receivables Outstanding	36,066	35,442
Pool Balance	$750,931,006.90	$723,496,815.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$691,165,552.94	$666,070,890.65
Pool Factor	0.6563140	0.6323365

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$10,852,452.24
Yield Supplement Overcollateralization Amount	$57,425,925.17
Targeted Overcollateralization Amount	$83,609,747.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$83,609,747.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$556,126.57
(Recoveries)		33	$29,205.29
Net Loss for Current Collection Period			$526,921.28
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8420%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4121%
Second Prior Collection Period			0.6058%
Prior Collection Period			0.9267%
Current Collection Period			0.8577%
Four Month Average (Current and Prior Three Collection Periods)			0.7006%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,076	$3,573,090.94
(Cumulative Recoveries)			$115,532.38
Cumulative Net Loss for All Collection Periods			$3,457,558.56
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3022%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,320.72
Average Net Loss for Receivables that have experienced a Realized Loss			$3,213.34

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.06%	328	$7,655,036.16
61-90 Days Delinquent	0.21%	62	$1,527,088.63
91-120 Days Delinquent	0.03%	10	$247,546.19
Over 120 Days Delinquent	0.05%	12	$338,880.88
Total Delinquent Receivables	1.35%	412	$9,768,551.86

Repossession Inventory:
Repossessed in the Current Collection Period		23	$587,346.23
Total Repossessed Inventory		34	$899,835.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1526%
Prior Collection Period			0.1691%
Current Collection Period			0.2370%
Three Month Average			0.1863%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2921%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer